Federated Hermes Prudent Bear Fund
Portfolio of Investments
June 30, 2026 (unaudited)
Shares, Principal Amount or Contracts			Value
		U.S. TREASURY—27.5%
	[1]	U.S. Treasury Bills—27.5%
$25,000,000	[2]	United States Treasury Bill, 3.617%, 9/8/2026 (IDENTIFIED COST $24,826,685)	$24,824,325
		COMMON STOCKS—11.0%
		Communication Services—1.0%
6,000	[3]	Criteo S.A., ADR	109,680
2,500		Match Group Holdings II LLC	95,125
300		Meta Platforms, Inc.	168,987
26,000	[3]	MNTN, Inc.	239,200
600	[3]	Reddit, Inc.	104,148
700	[3]	Space Exploration Technologies Corp.	119,602
500		T-Mobile USA, Inc.	83,865
		TOTAL	920,607
		Consumer Discretionary—0.8%
1,000	[3]	Airbnb, Inc.	143,100
900		Alibaba Group Holding Ltd., ADR	86,382
8,000	[3]	Cirsa Enterprises S.A.	113,368
24,000		HBX Group International PLC	186,063
1,400	[3]	Planet Fitness, Inc.	73,038
14,000	[3]	Savers Value Village, Inc.	141,260
		TOTAL	743,211
		Consumer Staples—0.9%
3,000	[3]	Celsius Holdings, Inc.	87,840
1,200		Kroger Co.	66,636
2,000		Lamb Weston Holdings, Inc.	86,360
2,000	[3]	Maplebear, Inc.	94,700
6,000	[3]	Mission Produce, Inc.	70,740
500		PepsiCo, Inc.	67,700
1,000	[3]	Sprouts Farmers Market, Inc.	84,580
9,000	[3]	Suja Life, Inc.	91,440
1,500		Sysco Corp.	125,370
		TOTAL	775,366
		Financials—2.0%
300		American Express Co.	101,475
5,600	[3]	American Integrity Insurance Group, Inc.	105,448
1,600		Bank of America Corp.	91,168
150		Cboe Global Markets, Inc.	36,400
600		Charles Schwab Corp.	55,362
6,000	[3]	Ethos Technologies, Inc.	108,840
14,000	[3]	Exzeo Group, Inc.	236,180
3,200	[3]	Figure Technology Solutions, Inc.	98,272
70		Goldman Sachs Group, Inc.	70,796
400		JPMorgan Chase & Co.	130,932
300		Morningstar, Inc.	46,806
2,000		PayPal Holdings, Inc.	86,360
24,000	[3]	Pics NV	255,120

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
500		The Hartford Insurance Group, Inc.	$ 66,260
300		The Travelers Cos., Inc.	99,036
400		Visa, Inc., Class A	137,236
12,000	[3]	Wealthfront Corp.	107,280
		TOTAL	1,832,971
		Health Care—2.2%
800		AbbVie, Inc.	201,312
2,600		Bristol-Myers Squibb Co.	149,812
10,000	[3]	Caris Life Sciences, Inc.	178,200
100		Eli Lilly & Co.	119,943
2,000	[3]	Generate Biomedicines, Inc.	33,740
12,000	[3]	Kyverna Therapeutics, Inc.	106,920
1,000	[3]	LB Pharmaceuticals, Inc.	32,455
3,000	[3]	Legend Biotech Corp., ADR	86,640
21,000	[3]	Lumexa Imaging Holdings, Inc.	236,880
800		Merck & Co., Inc.	102,800
2,400	[3]	Mineralys Therapeutics, Inc.	64,752
750	[3]	Neurocrine Biosciences, Inc.	126,401
2,500	[3]	Relay Therapeutics, Inc.	46,775
2,800		Royalty Pharma PLC	156,996
52,797	[3]	Sophia Genetics S.A.	304,639
		TOTAL	1,948,265
		Industrials—1.9%
6,000	[3]	AIRO Group Holdings, Inc.	44,340
10,000	[3]	BETA Technologies, Inc.	167,500
10,000	[3]	Byrna Technologies, Inc.	67,100
22,000	[3]	CSG B.V.	321,183
8,000	[3]	EquipmentShare.com, Inc.	157,280
7,000	[3]	ERock, Inc.	101,500
6,400	[3]	GO, Inc.	86,753
6,000	[3]	Grupo Aeromexico SAB de CV, ADR	108,000
4,107	[3]	Hawkeye 360, Inc.	83,044
1,600	[3]	Karman Holdings, Inc.	79,872
200		Lockheed Martin Corp.	101,892
8,000	[3]	Lyft, Inc.	116,880
1,200	[3]	Uber Technologies, Inc.	86,592
7,000	[3]	Vincorion SE	134,071
2,000	[3]	York Space Systems, Inc.	49,240
		TOTAL	1,705,247
		Information Technology—1.0%
400		Apple, Inc.	115,744
1,400	[3]	GoDaddy, Inc.	118,832
7,500	[3]	Innoscripta SE	655,897
		TOTAL	890,473
		Materials—0.2%
1,000		AngloGold Ashanti PLC	80,890
1,000		Newmont Corp.	93,400
		TOTAL	174,290

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Real Estate—0.6%
850		Crown Castle, Inc.	$ 64,371
500		Lamar Advertising Co.	77,990
20,000	[3]	NS Group, Inc.	180,935
350		Public Storage	111,408
350		Simon Property Group, Inc.	78,277
		TOTAL	512,981
		Utilities—0.4%
1,000		Duke Energy Corp.	126,580
1,000		National Fuel Gas Co.	77,210
3,000		UGI Corp.	103,620
600		Vistra Corp.	95,178
		TOTAL	402,588
		TOTAL COMMON STOCKS (IDENTIFIED COST $10,483,411)	9,905,999
		PURCHASED PUT OPTIONS—0.0%
100		State Street SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $7,467,700, Exercise Price $740, Expiration Date 7/2/2026	9,105
150		State Street SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $11,201,550, Exercise Price $720, Expiration Date 7/10/2026	13,425
150		State Street SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $11,201,550, Exercise Price $730, Expiration Date 7/2/2026	4,725
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $54,837)	27,255
		INVESTMENT COMPANY—58.4%
52,714,773		Federated Hermes Government Obligations Fund, Premier Shares, 3.55%[4] (IDENTIFIED COST $52,714,773)	52,714,773
		TOTAL INVESTMENT IN SECURITIES—96.9% (IDENTIFIED COST $88,079,706)	87,472,352
		OTHER ASSETS AND LIABILITIES - NET—3.1%[5]	2,763,167
		NET ASSETS—100%	$90,235,519
SECURITIES SOLD SHORT—(70.8)%
Shares			Value
		Broad Equity Index—(65.0)%
78,500		S&P Depositary Receipts Trust	$58,621,445
		Communication Services—(0.2)%
240	[3]	AST SpaceMobile, Inc.	21,326
1,100		AT&T, Inc.	22,770
400		Fox Corp.	20,864
1,200	[3]	Liberty Global Ltd.	13,644
270	[3]	Liberty Media Corp. - Liberty Formula One	25,688
630		News Corp., Class A	15,643
580		Verizon Communications, Inc.	24,557
640	[3]	Versant Media Group, Inc.	23,047
460		Walt Disney Co.	44,275
		TOTAL	211,814
		Consumer Discretionary—(0.8)%
300	[3]	AutoNation, Inc.	55,737
600		Choice Hotels International, Inc.	66,162
300		Dick’s Sporting Goods, Inc.	68,043
600		Genuine Parts Co.	70,788

Shares			Value
		Consumer Discretionary—continued
400		Hyatt Hotels Corp.	$ 77,536
800		Lennar Corp., Class A	72,392
250		Lithia Motors, Inc.	72,622
12,900		Newell Brands, Inc.	79,206
3,400	[3]	Norwegian Cruise Line Holdings Ltd.	71,774
4,000	[3]	Rivian Automotive, Inc.	69,400
		TOTAL	703,660
		Consumer Staples—(0.5)%
2,700		Hormel Foods Corp.	67,014
2,600		Keurig Dr Pepper, Inc.	85,098
750		Kimberly-Clark Corp.	82,328
1,300		McCormick & Co., Inc.	65,546
460		Procter & Gamble Co.	67,454
3,100		Reynolds Consumer Products, Inc.	83,235
		TOTAL	450,675
		Energy—(0.2)%
2,200		Kinder Morgan, Inc.	70,334
1,200		Viper Energy, Inc.	50,880
1,000		Williams Cos., Inc.	74,340
		TOTAL	195,554
		Financials—(0.9)%
400		Ares Management Corp.	44,524
350		Arthur J. Gallagher & Co.	80,349
4,800		Blue Owl Capital, Inc.	42,000
1,100		Brown & Brown	70,565
330		Capital One Financial Co.	66,205
350	[3]	Coinbase Global, Inc.	51,167
1,400		Fidelity National Financial, Inc.	66,024
400	[3]	Freedom Holding Corp.	52,188
500		KKR & Co., Inc.	45,890
1,600		Lincoln National Corp.	56,560
2,200		Ryan Specialty Group Holdings, Inc.	83,072
3,700		Starwood Property Trust, Inc.	60,606
4,500		TFS Financial Corp.	79,740
		TOTAL	798,890
		Health Care—(0.7)%
1,700		Bruker Corp.	102,306
1,030	[3]	Ionis Pharmaceuticals, Inc.	81,669
2,500	[3]	Medline, Inc.	98,600
400	[3]	Molina Healthcare, Inc.	91,480
700	[3]	Repligen Corp.	95,508
900	[3]	Solventum Corp.	69,435
180		Thermo Fisher Scientific, Inc.	90,245
		TOTAL	629,243
		Industrials—(0.8)%
2,400	[3]	Amentum Holdings, Inc.	49,608
1,400	[3]	AMERCO	91,616
100	[3]	Axon Enterprise, Inc.	56,061
380	[3]	Boeing Co.	82,259
500		Emerson Electric Co.	71,575
760		Esab Corp.	74,959
210		HEICO Corp.	74,800
2,000		Manpower, Inc.	67,540

Shares			Value
		Industrials—continued
600		RB Global, Inc.	$ 69,870
750		Xylem, Inc.	88,657
		TOTAL	726,945
		Information Technology—(0.7)%
120	[3]	Arrow Electronics, Inc.	25,609
3,800	[3]	Aurora Innovation, Inc.	25,916
120		CDW Corp.	16,877
130		Corning, Inc.	33,206
700		Crane NXT Co.	35,812
790		Dolby Laboratories, Class A	41,538
530	[3]	Enphase Energy, Inc.	26,097
210	[3]	Guidewire Software, Inc.	25,840
100		IBM Corp.	28,121
120	[3]	IPG Photonics Corp.	14,078
30	[3]	Lumentum Holdings, Inc.	25,742
80		Microsoft Corp.	29,842
80		MKS, Inc.	35,584
150		Oracle Corp.	21,983
170	[3]	Qnity Electronics, Inc.	27,763
360	[3]	Ralliant Corp.	26,507
110		Roper Technologies, Inc.	37,223
1,400	[3]	Sailpoint, Inc.	20,496
630	[3]	Samsara, Inc.	20,431
35	[3]	Synopsys, Inc.	15,612
40	[3]	Teledyne Technologies, Inc.	26,676
520	[3]	Trimble, Inc.	26,614
90	[3]	Tyler Technologies, Inc.	26,321
45		Ubiquiti Networks, Inc.	24,031
370		Universal Display Corp.	32,038
		TOTAL	669,957
		Materials—(0.4)%
2,000		Amcor PLC	86,700
370		Eagle Materials, Inc.	83,250
1,100		International Flavors & Fragrances, Inc.	87,142
3,300		Mosaic Co./The	69,927
		TOTAL	327,019
		Real Estate—(0.4)%
1,200		Agree Realty Corp.	90,888
690	[3]	CBRE Group, Inc.	92,936
3,500		Cousins Properties, Inc.	104,930
3,400		Weyerhaeuser Co.	81,396
		TOTAL	370,150
		Utilities—(0.2)%
1,000		Alliant Energy Corp.	76,290
900		CMS Energy Corp.	68,850
750		Xcel Energy, Inc.	60,225
		TOTAL	205,365
		Total Securities Sold Short (PROCEEDS $33,181,468)	$63,910,717

At June 30, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures:
S&P 500 E-Mini Short Futures	90	$33,967,125	September 2026	$(218,957)
Net Unrealized Depreciation on Futures Contracts and on the Value of Securities Sold Short is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 9/30/2025	$8,029,553
Purchases at Cost	$233,209,017
Proceeds from Sales	$(188,523,797)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2026	$52,714,773
Shares Held as of 6/30/2026	52,714,773
Dividend Income	$1,125,891

1	Discount rate(s) at time of purchase.
2	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures and securities sold short contracts.
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities and exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$24,824,325	$—	$24,824,325
Equity Securities:
Common Stocks
Domestic	7,283,018	—	—	7,283,018
International	1,031,464	1,591,517	—	2,622,981
Purchased Put Options	27,255	—	—	27,255
Investment Company	52,714,773	—	—	52,714,773
TOTAL SECURITIES	$61,056,510	$26,415,842	$—	$87,472,352
Other Financial Instruments:
Liabilities
Securities Sold Short	$(63,910,717)	$—	$—	$(63,910,717)
Futures Contracts	(218,957)	—	—	(218,957)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(64,129,674)	$—	$—	$(64,129,674)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor’s Depositary Receipt